Equity Instruments - Vyrix Stock Option Activity (Detail) - Vyrix Pharmaceuticals [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2013
Number of Options
Number of Options, Beginning Balance	117,053
Number of Options, Granted		117,053
Number of Options, Exercised	0	0	0
Number of Options, Forfeited/Cancelled	0	0	0
Number of Options, Ending Balance	117,053	117,053
Number of Options, Exercisable	58,526
Number of Options, Available for grant	499,014
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance		$ 5.68
Weighted Average Exercise Price, Granted		5.68
Weighted Average Exercise Price, Exercised	$ 0	0	$ 0
Weighted Average Exercise Price, Forfeited/Cancelled	0	$ 0	0
Weighted Average Exercise Price, Ending Balance	5.68		$ 5.68
Weighted average exercise price, Exercisable	$ 5.68
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	8 years 9 months 15 days	9 years 6 months 15 days
Weighted Average Remaining Contractual Life, Exercisable	8 years 9 months 15 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning Balance	$ 417,000
Aggregate Intrinsic Value, Ending Balance	417,000	$ 417,000
Aggregate Intrinsic Value, Exercisable	$ 208,000